Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,
	2022	2021

Raw materials	$604,850	$353,174
Finished goods	584,747	620,736
Provision for inventory	(172,070)	(114,214)
Total inventories, net	$1,017,527	$859,696